Annual Operating Expenses {- Fidelity International Bond Index Fund} - 12.31 Fidelity International Bond Index Fund PRO-06 - Fidelity International Bond Index Fund - Fidelity International Bond Index Fund
Mar. 01, 2021
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.06%